Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 7
Entity Central Index Key	0000803191
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Prudential Investment Portfolios 7 - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class A
Trading Symbol	PBEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class A	$121	1.07%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities posted solid results driven by better-than-expected earnings across a broad swath of the market, along with enthusiasm regarding artificial intelligence, the end of US Federal Reserve (Fed) interest rate hikes and the Fed’s shift to an easing stance, continued progress on inflation moving toward the Fed’s sub-2.0% target, and positive growth and resiliency in the US economy.
■
Positions within information technology (driven by technology hardware, storage & peripherals, and semiconductors), healthcare (led by pharmaceuticals and biotechnology), and financials (boosted by banks and capital markets) added the most to the Fund’s strong positive performance relative to its Index.
■
Conversely, positions within industrials (driven by aerospace & defense) and utilities (led by electric utilities) detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	18.69%	10.81%	7.14%
Class A without sales charges	25.60%	12.07%	7.75%
Russell 1000 Value Index	21.15%	11.16%	8.85%
Broad-Based Securities Market Index: S&P 500 Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 594,106,415
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 3,102,294
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31 /202 4?
Fund’s net assets	$ 594,106,415
Number of fund holdings	62
Total advisory fees paid for the year	$ 3,102,294
Portfolio turnover rate for the year	29%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS
AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	13.4%
Oil, Gas & Consumable Fuels	8.1%
Insurance	6.1%
Aerospace & Defense	5.4%
Pharmaceuticals	5.0%
Capital Markets	4.7%
Software	4.1%
Machinery	3.9%
Biotechnology	3.7%
Semiconductors & Semiconductor Equipment	3.6%
Multi-Utilities	3.5%
Chemicals	3.4%
Consumer Staples Distribution & Retail	3.0%
Health Care Providers & Services	2.7%
Interactive Media & Services	2.3%
Technology Hardware, Storage & Peripherals	2.2%
Automobiles	1.9%
Communications Equipment	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Specialized REITs	1.7%
Industry Classification	% of Net Assets
Electric Utilities	1.7%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Beverages	1.3%
Health Care Equipment & Supplies	1.3%
Building Products	1.3%
Health Care REITs	1.3%
Ground Transportation	1.2%
Household Durables	1.1%
Personal Care Products	1.0%
Residential REITs	1.0%
Food Products	0.9%
Passenger Airlines	0.9%
Automobile Components	0.7%
Household Products	0.7%
Entertainment	0.5%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS
YEAR
?
The following is a summary of certain changes to the Fund since September 1, 2023.
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management and sub-advisory fee schedules are amended to reduce such fees as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.60% of average daily net assets up to $500 million;

0.50% of average daily net assets from $500
million
to $1 billion;

0.475% of average daily net assets from $1 billion to $1.5 billion;

0.45% of average daily net assets over $
1.5
billion.
Contractual Sub-Advisory Fee:
■
Effective October 1, 2024:

0.22% of average daily net assets up to $1
billion
;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.30% of average daily net assets up to $500 million;

0.238% of average daily net assets from $500 million to $1 billion;

0.214% of average daily net assets from $1 billion to $1.5 billion;

0.191% of average daily net assets over $1.5 billion.

For more complete information, you should
rev
iew the Fund’s next prospectus, which we expect to be
available
by Octob
er 30
, 2024
at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
■
Effective October 1, 2024, the contractual management and sub-advisory fee schedules are amended to reduce such fees as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.60% of average daily net assets up to $500 million;

0.50% of average daily net assets from $500
million
to $1 billion;

0.475% of average daily net assets from $1 billion to $1.5 billion;

0.45% of average daily net assets over $
1.5
billion.
Contractual Sub-Advisory Fee:
■
Effective October 1, 2024:

0.22% of average daily net assets up to $1
billion
;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.30% of average daily net assets up to $500 million;

0.238% of average daily net assets from $500 million to $1 billion;

0.214% of average daily net assets from $1 billion to $1.5 billion;

0.191% of average daily net assets over $1.5 billion.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Prudential Investment Portfolios 7 - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class C
Trading Symbol	PEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class C	$237	2.11%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities posted solid results driven by better-than-expected earnings across a broad swath of the market, along with enthusiasm regarding artificial intelligence, the end of US Federal Reserve (Fed) interest rate hikes and the Fed’s shift to an easing stance, continued progress on inflation moving toward the Fed’s sub-2.0% target, and positive growth and resiliency in the US economy.
■
Positions within information technology (driven by technology hardware, storage & peripherals, and semiconductors), healthcare (led by pharmaceuticals and biotechnology), and financials (boosted by banks and capital markets) added the most to the Fund’s strong positive performance relative to its Index.
■
Conversely, positions within industrials (driven by aerospace & defense) and utilities (led by electric utilities) detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	23.29%	10.81%	6.72%
Class C without sales charges	24.29%	10.81%	6.72%
Russell 1000 Value Index	21.15%	11.16%	8.85%
Broad-Based Securities Market Index: S&P 500 Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 594,106,415
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 3,102,294
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 594,106,415
Number of fund holdings	62
Total advisory fees paid for the year	$ 3,102,294
Portfolio turnover rate for the year	29%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	13.4%
Oil, Gas & Consumable Fuels	8.1%
Insurance	6.1%
Aerospace & Defense	5.4%
Pharmaceuticals	5.0%
Capital Markets	4.7%
Software	4.1%
Machinery	3.9%
Biotechnology	3.7%
Semiconductors & Semiconductor Equipment	3.6%
Multi-Utilities	3.5%
Chemicals	3.4%
Consumer Staples Distribution & Retail	3.0%
Health Care Providers & Services	2.7%
Interactive Media & Services	2.3%
Technology Hardware, Storage & Peripherals	2.2%
Automobiles	1.9%
Communications Equipment	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Specialized REITs	1.7%
Industry Classification	% of Net Assets
Electric Utilities	1.7%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Beverages	1.3%
Health Care Equipment & Supplies	1.3%
Building Products	1.3%
Health Care REITs	1.3%
Ground Transportation	1.2%
Household Durables	1.1%
Personal Care Products	1.0%
Residential REITs	1.0%
Food Products	0.9%
Passenger Airlines	0.9%
Automobile Components	0.7%
Household Products	0.7%
Entertainment	0.5%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023.
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective
October
1, 2024, the contractual management and sub-advisory fee schedules are amended to reduce such fees as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.60% of average daily net assets up to $500 million;

0.50% of average daily net assets from $500 million to $1 billion;

0.475% of average daily net assets from $1 billion to $1.5 billion;

0.45% of average daily net assets over $1.5 billion.
Contractual Sub-Advisory Fee:
■
Effective October 1, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.30% of average daily net assets up to $500 million;

0.238% of average daily net assets from $500 million to $1 billion;

0.214% of average daily net assets from $1 billion to $1.5 billion;

0.191% of average daily n
et as
sets over $1.5 billion.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
■
Effective
October
1, 2024, the contractual management and sub-advisory fee schedules are amended to reduce such fees as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.60% of average daily net assets up to $500 million;

0.50% of average daily net assets from $500 million to $1 billion;

0.475% of average daily net assets from $1 billion to $1.5 billion;

0.45% of average daily net assets over $1.5 billion.
Contractual Sub-Advisory Fee:
■
Effective October 1, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.30% of average daily net assets up to $500 million;

0.238% of average daily net assets from $500 million to $1 billion;

0.214% of average daily net assets from $1 billion to $1.5 billion;

0.191% of average daily n
et as
sets over $1.5 billion.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Prudential Investment Portfolios 7 - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class R
Trading Symbol	JDVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class R	$158	1.40%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities posted solid results driven by better-than-expected earnings across a broad swath of the market, along with enthusiasm regarding artificial intelligence, the end of US Federal Reserve (Fed) interest rate hikes and the Fed’s shift to an easing stance, continued progress on inflation moving toward the Fed’s sub-2.0% target, and positive growth and resiliency in the US economy.
■
Positions within information technology (driven by technology hardware, storage & peripherals, and semiconductors), healthcare (led by pharmaceuticals and biotechnology), and financials (boosted by banks and capital markets) added the most to the Fund’s strong positive performance relative to its Index.
■
Conversely, positions within industrials (driven by aerospace & defense) and utilities (led by electric utilities) detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	25.22%	11.71%	7.42%
Russell 1000 Value Index	21.15%	11.16%	8.85%
Broad-Based Securities Market Index: S&P 500 Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 594,106,415
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 3,102,294
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 594,106,415
Number of fund holdings	62
Total advisory fees paid for the year	$ 3,102,294
Portfolio turnover rate for the year	29%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	13.4%
Oil, Gas & Consumable Fuels	8.1%
Insurance	6.1%
Aerospace & Defense	5.4%
Pharmaceuticals	5.0%
Capital Markets	4.7%
Software	4.1%
Machinery	3.9%
Biotechnology	3.7%
Semiconductors & Semiconductor Equipment	3.6%
Multi-Utilities	3.5%
Chemicals	3.4%
Consumer Staples Distribution & Retail	3.0%
Health Care Providers & Services	2.7%
Interactive Media & Services	2.3%
Technology Hardware, Storage & Peripherals	2.2%
Automobiles	1.9%
Communications Equipment	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Specialized REITs	1.7%
Industry Classification	% of Net Assets
Electric Utilities	1.7%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Beverages	1.3%
Health Care Equipment & Supplies	1.3%
Building Products	1.3%
Health Care REITs	1.3%
Ground Transportation	1.2%
Household Durables	1.1%
Personal Care Products	1.0%
Residential REITs	1.0%
Food Products	0.9%
Passenger Airlines	0.9%
Automobile Components	0.7%
Household Products	0.7%
Entertainment	0.5%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023.
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management and sub-advisory fee schedules are amended to reduce suc
h fe
es as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.60% of average daily net assets up to $500 million;

0.50% of average daily net assets from $500 million to $1 billion;

0.475% of average daily net assets from $1 billion to $1.5 billion;

0.45% of average daily net assets over $1.5 billion.
Contractual Sub-Advisory Fee:
■
Effective October 1, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.30% of average daily net assets up to $500 million;

0.238% of average daily net assets from $500 million to $1 billion;

0.214% of average daily net assets from $1 billion to $1.5 billion;

0.191
% of
average daily net assets over $1.5 billion.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
■
Effective October 1, 2024, the contractual management and sub-advisory fee schedules are amended to reduce suc
h fe
es as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.60% of average daily net assets up to $500 million;

0.50% of average daily net assets from $500 million to $1 billion;

0.475% of average daily net assets from $1 billion to $1.5 billion;

0.45% of average daily net assets over $1.5 billion.
Contractual Sub-Advisory Fee:
■
Effective October 1, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.30% of average daily net assets up to $500 million;

0.238% of average daily net assets from $500 million to $1 billion;

0.214% of average daily net assets from $1 billion to $1.5 billion;

0.191
% of
average daily net assets over $1.5 billion.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Prudential Investment Portfolios 7 - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class Z
Trading Symbol	PEIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class Z	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities posted solid results driven by better-than-expected earnings across a broad swath of the market, along with enthusiasm regarding artificial intelligence, the end of US Federal Reserve (Fed) interest rate hikes and the Fed’s shift to an easing stance, continued progress on inflation moving toward the Fed’s sub-2.0% target, and positive growth and resiliency in the US economy.
■
Positions within information technology (driven by technology hardware, storage & peripherals, and semiconductors), healthcare (led by pharmaceuticals and biotechnology), and financials (boosted by banks and capital markets) added the most to the Fund’s strong positive performance relative to its Index.
■
Conversely, positions within industrials (driven by aerospace & defense) and utilities (led by electric utilities) detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	25.91%	12.39%	8.05%
Russell 1000 Value Index	21.15%	11.16%	8.85%
Broad-Based Securities Market Index: S&P 500 Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 594,106,415
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 3,102,294
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 594,106,415
Number of fund holdings	62
Total advisory fees paid for the year	$ 3,102,294
Portfolio turnover rate for the year	29%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	13.4%
Oil, Gas & Consumable Fuels	8.1%
Insurance	6.1%
Aerospace & Defense	5.4%
Pharmaceuticals	5.0%
Capital Markets	4.7%
Software	4.1%
Machinery	3.9%
Biotechnology	3.7%
Semiconductors & Semiconductor Equipment	3.6%
Multi-Utilities	3.5%
Chemicals	3.4%
Consumer Staples Distribution & Retail	3.0%
Health Care Providers & Services	2.7%
Interactive Media & Services	2.3%
Technology Hardware, Storage & Peripherals	2.2%
Automobiles	1.9%
Communications Equipment	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Specialized REITs	1.7%
Industry Classification	% of Net Assets
Electric Utilities	1.7%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Beverages	1.3%
Health Care Equipment & Supplies	1.3%
Building Products	1.3%
Health Care REITs	1.3%
Ground Transportation	1.2%
Household Durables	1.1%
Personal Care Products	1.0%
Residential REITs	1.0%
Food Products	0.9%
Passenger Airlines	0.9%
Automobile Components	0.7%
Household Products	0.7%
Entertainment	0.5%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023.
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management and sub-advisory fee schedules are amended to reduce
such fees as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.60% of average daily net assets up to $500 million;

0.50% of average daily net assets from $500 million to $1 billion;

0.475% of average daily net assets from $1 billion to $1.5 billion;

0.45% of average daily net assets over $1.5 billion.
Contractual Sub-Advisory Fee:
■
Effective October 1, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.30% of average daily net assets up to $500 million;

0.238% of average daily net assets from $500 million to $1 billion;

0.214% of average daily net assets from $1 billion to $1.5 billion;

0.191% of average daily net assets over $1.5 billion.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 o
r by r
equest at (800)
225
-1852.

Material Fund Change Expenses [Text Block]
■
Effective October 1, 2024, the contractual management and sub-advisory fee schedules are amended to reduce
such fees as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.60% of average daily net assets up to $500 million;

0.50% of average daily net assets from $500 million to $1 billion;

0.475% of average daily net assets from $1 billion to $1.5 billion;

0.45% of average daily net assets over $1.5 billion.
Contractual Sub-Advisory Fee:
■
Effective October 1, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.30% of average daily net assets up to $500 million;

0.238% of average daily net assets from $500 million to $1 billion;

0.214% of average daily net assets from $1 billion to $1.5 billion;

0.191% of average daily net assets over $1.5 billion.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Prudential Investment Portfolios 7 - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class R6
Trading Symbol	PJVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class R6	$76	0.67%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities posted solid results driven by better-than-expected earnings across a broad swath of the market, along with enthusiasm regarding artificial intelligence, the end of US Federal Reserve (Fed) interest rate hikes and the Fed’s shift to an easing stance, continued progress on inflation moving toward the Fed’s sub-2.0% target, and positive growth and resiliency in the US economy.
■
Positions within information technology (driven by technology hardware, storage & peripherals, and semiconductors), healthcare (led by pharmaceuticals and biotechnology), and financials (boosted by banks and capital markets) added the most to the Fund’s strong positive performance relative to its Index.
■
Conversely, positions within industrials (driven by aerospace & defense) and utilities (led by electric utilities) detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	26.10%	12.53%	8.19%
Russell 1000 Value Index	21.15%	11.16%	8.85%
Broad-Based Securities Market Index: S&P 500 Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 594,106,415
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 3,102,294
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 594,106,415
Number of fund holdings	62
Total advisory fees paid for the year	$ 3,102,294
Portfolio turnover rate for the year	29%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	13.4%
Oil, Gas & Consumable Fuels	8.1%
Insurance	6.1%
Aerospace & Defense	5.4%
Pharmaceuticals	5.0%
Capital Markets	4.7%
Software	4.1%
Machinery	3.9%
Biotechnology	3.7%
Semiconductors & Semiconductor Equipment	3.6%
Multi-Utilities	3.5%
Chemicals	3.4%
Consumer Staples Distribution & Retail	3.0%
Health Care Providers & Services	2.7%
Interactive Media & Services	2.3%
Technology Hardware, Storage & Peripherals	2.2%
Automobiles	1.9%
Communications Equipment	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Specialized REITs	1.7%
Industry Classification	% of Net Assets
Electric Utilities	1.7%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Beverages	1.3%
Health Care Equipment & Supplies	1.3%
Building Products	1.3%
Health Care REITs	1.3%
Ground Transportation	1.2%
Household Durables	1.1%
Personal Care Products	1.0%
Residential REITs	1.0%
Food Products	0.9%
Passenger Airlines	0.9%
Automobile Components	0.7%
Household Products	0.7%
Entertainment	0.5%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023.
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the Fund's contractual expense limitation was lowered from 0.70% to 0.44% of average daily net assets.
■
Effective October 1, 2024, the contractual management and
sub
-advisory fee schedules are amended to reduce such fees as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.44% of average daily net ass
ets u
p to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.60% of average daily net assets up to $500 million;

0.50% of average daily net assets from $500 million to $1 billion;

0.475% of average daily net assets from $1 billion to $1.5 billion;

0.45% of average daily net assets over $1.5 billion.
Contractual Sub-Advisory Fee:
■
Effective October 1, 2024:

0.22% of average daily net asset
s up
to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.30% of average daily net assets up to $500 million;

0.238% of average daily net assets from $500 million to $1 billion;

0.214% of average daily net assets from $1 billion to $1.5 billion;

0.191% of average daily net assets over $1.5 billion.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
■
Effective October 1, 2024, the Fund's contractual expense limitation was lowered from 0.70% to 0.44% of average daily net assets.
■
Effective October 1, 2024, the contractual management and
sub
-advisory fee schedules are amended to reduce such fees as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.44% of average daily net ass
ets u
p to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.60% of average daily net assets up to $500 million;

0.50% of average daily net assets from $500 million to $1 billion;

0.475% of average daily net assets from $1 billion to $1.5 billion;

0.45% of average daily net assets over $1.5 billion.
Contractual Sub-Advisory Fee:
■
Effective October 1, 2024:

0.22% of average daily net asset
s up
to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to October 1, 2024:

0.30% of average daily net assets up to $500 million;

0.238% of average daily net assets from $500 million to $1 billion;

0.214% of average daily net assets from $1 billion to $1.5 billion;

0.191% of average daily net assets over $1.5 billion.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets